Summary of Significant Accounting Policies - Summary of Revenue by Customer Incorporation Location (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 44,317	$ 6,425	¥ 56,807	¥ 180,093
Percentage of revenues	100.00%	100.00%	100.00%	100.00%
PRC [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 33,975	$ 4,926	¥ 49,683	¥ 164,153
Percentage of revenues	77.00%	77.00%	87.00%	91.00%
West Asia [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 4,630	$ 671		¥ 2,124
Percentage of revenues	10.00%	10.00%		1.00%
Europe [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 2,638	$ 382	¥ 2,199	¥ 2,388
Percentage of revenues	6.00%	6.00%	4.00%	1.00%
East Asia [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 798	$ 116	¥ 4,404	¥ 4,550
Percentage of revenues	2.00%	2.00%	8.00%	3.00%
Other [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 2,276	$ 330	¥ 521	¥ 6,878
Percentage of revenues	5.00%	5.00%	1.00%	4.00%